DIRECT COMMERCIAL PROPERTY EXPENSE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about investment property [line items]
Employee compensation and benefits	$ 151	$ 172	$ 320	$ 318
Direct commercial property expense	600	552	1,211	1,140
Commercial Property
Disclosure of detailed information about investment property [line items]
Property maintenance	214	211	424	409
Real estate taxes	157	155	348	340
Employee compensation and benefits	54	37	107	93
Depreciation and amortization	15	13	27	25
Lease expense	5	5	10	9
Other	155	131	295	264
Direct commercial property expense	$ 600	$ 552	$ 1,211	$ 1,140